UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       09/30/2007

Check here if Amendment:   Amendment Number:
          This Amendment (check only one):      is a restatement
						 adds new holdings entries.


Institutional Investment Manager Filing this Report:

	Name:		Bowman Financial Management Company
	Address:	1330 F Smith Avenue
			Baltimore MD 21209

	Form 13F File Number:	28-04775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

	Name:		Clark Bowman
	Title:		Chief Compliance Officer
	Phone:		410.433.1900

Signature Place and Date of Signing:

    Clark Bowman          Baltimore, Maryland             November 13, 2007

Report Type (Check only one):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



				FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:	0


Form 13F Information Table Entry Total:	58


Form 13F Information Table Value Total:	 $114,160 (X1000)

77List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F number(s) of all institutional managers with respect to which this report is filed other than the manager filing this report.

IF there are no entries in this list state NONE and omit the column headings and list entries.

NONE


				INFORMATION TABLE

COLUMN 1       COLUMN 2 COLUMN 3   COLUMN 4   COLUMN 5           COLUMN 6 COLUMN7 COLUMN 8
                TITLE               VALUE     SHRS OR  SH/ PUT/  INVSTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER OF CLASS CUSIP      (x$1000)    PRN AMT  PRN CALL   DISCR  MNGRS SOLE SHR  NONE
3M Co.		CS	88579Y101   3529	 37,707 SH	   Sole			 37,707
Abbott Labor	CS	2824100	    2473	 46,118 SH	   Sole			 46,118
Agilent Technol	CS	00846U101   462		 12,528 SH	   Sole			 12,528
Amdocs Ltd.	CS	g02602103   2068	 55,600 SH	   Sole			 55,600
American IG	CS	26874107    2922	 43,194 SH	   Sole			 43,194
Amphenol Corp	cs	032095101   809		 20,350	Sh	   Sole			 20,350
Apple Computer	CS	37833100    552		 3,600	SH         Sole		  	  3,600
Assurant Insur	CS	04621xl08   1998 	 37,350	SH	   Sole			 37,350
AT&T            CS      00206R102   2366         55,913 SH	   Sole			 55,913
Automatic Data 	CS	53015103    2265	 49,308 SH	   Sole			 49,308
Bank of America	CS	60505104    3471	 69,042 SH	   Sole			 69,042
Barr Pharma     CS      068306109   1460         25,655 SH         Sole                  25,655
Burlington Nrth	CS	12189T104   641		 7,900  SH	   Sole			  7,900
Cardinal Health CS	14149Y108   2167	 34,648 SH	   Sole			 34,648
Chesapeake En.y	CS	165167107   2957	 83,851 SH	   Sole			 83,851
ChevronTexaco 	CS	166764100    266	  2,841 SH	   Sole			  2,841
Cisco Systems	CS	17275R102   2476	 74,748 SH	   Sole			 74,748
Citigroup	CS	172967101    312	  6,691 SH	   Sole			  6,691
Cognex Corp	CS	192422103    189	 10,650 SH	   Sole			 10,650
Comcast         CS      20030N101   2111         88,106 SH         Sole                  88,106
CVS Corporation	CS	126650100   5932	149,675 SH	   Sole			149,675
Danaher Corp.	CS	235851102   3515	 42,500 SH	   Sole			 42,500
Davita Inc	CS	23918k108   3361	 53,200 SH	   Sole			 53,200
Dominion Ress	CS	25746U109   691		  8,198 SH	   Sole			  8,198
Duke-Weeks Reay	CS	264411505   854		 25,258 SH	   Sole			 25,258
Emerson El.	CS	291011104   4625	 86,907 SH	   Sole			 86,907
Exxon/Mobil	CS	30231g102   4546	 49,115 SH	   Sole			 49,115
Fiserv INC.	CS	337738108   1981	 38,949 SH	   Sole			 38,949
Foundat. Coal	CS	350398W100  2426	 61,900 SH	   Sole			 61,900
Freddie Mac	CS	313400301   697	         11,814 SH         Sole                  11,814
General Ele.    CS	369604103   624		 15,067 SH	   Sole			 15,067
Haemonetics CorpCS	405024100   2026	 41,000 SH	   Sole			 41,000
Hewlett Packard	CS	428236103   249		  4,999 SH	   Sole			  4,999
Honeywell	CS	438516106   2997	 50,400 SH	   Sole			 50,400
I B M		CS	459200101   271		  2,300 SH	   Sole			  2,300
Intel Corp	CS	458140100   242		  9,370 SH	   Sole			  9,370
Johnson & John.	CS	478160104   2634	 40,098 SH	   Sole			 40,098
Lowes Companies CS	548661107   2766	 98,724 SH	   Sole			 98,724
Medco Health    CS      58405U102   2210         24,450 SH         Sole                  24,450
Millipore	CS	601073109   815		 10,750 SH	   Sole			 10,750
NCR Corp	CS	62886E108   3043	 61,100 SH	   Sole			 61,100
Norfolk South.	CS	655844108   2214	 42,651 SH	   Sole			 42,651
Oracle Systems	CS	68389X105   3185	147,133 SH	   Sole			147,133
Procter&Gamble	CS	742718109   3645	 51,819 SH	   Sole			 51,819
Quest Diag.	CS	74834L100   3553	 61,494 SH	   Sole			 61,194
Schein ( Henry.	CS	806407102   1670	 27,450 SH	   Sole			 27,450
SchlumbergerLTD	CS	806857108   2952	 28,110 SH	   Sole			 28,110
Target Corp	CS	87612E106   3832	 60,276 SH	   Sole			 60,276
Time Warner     CS      887317105   1181         64,350 SH         Sole                  64,350
US Bancorp	CS	902973304   311		  9,552	sH	   Sole			  9,552
Verizon		CS	92343V104   843		 19,039 SH	   Sole			 19,039
Vodafone 	CS	92857W209   1156	 31,832 SH	   Sole			 31,832
Wachovia Corp	CS	929903102   2750	 54,835 SH	   Sole			 54,835
Walgreen	CS	931422109   896		 18,975 SH	   Sole			 18,975
Wash.Real Est.	CS	939653101   212		  6,400 SH	   Sole			  6,400
Wells FaRgo	CS	949746101   2682	 75,297 SH	   Sole			 75,297
Wyeth		CS	983024100   218		  4,899 SH	   Sole			  4,899
Zimmer          CS      98956P102   861          10,625 SH         Sole                  10,625